Franchise arrangements	12 Months Ended
Dec. 31, 2019
Franchise Arrangements [Abstract]
Franchise arrangements	Franchise arrangements

Individual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. At the end of the 20-year franchise arrangement, the
Company maintains control of the underlying real estate and building and can either enter into a new franchise arrangement with the existing franchisee or a different franchisee, or close the restaurant. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

At December 31, 2019 and 2018, net property and equipment under franchise arrangements totaled $123,832 and $124,039, respectively (including land for $32,373 and $34,109, respectively).

Revenues from franchised restaurants for fiscal years 2019, 2018 and 2017 consisted of:

	2019	2018	2017
Rent (i)	$145,860	$148,094	$155,405
Initial fees (ii) (iii)	287	195	1,205
Royalty fees (iv)	643	673	659
Total	$146,790	$148,962	$157,269

(i)	Includes rental income of own buildings and subleases. As of December 31, 2019 the subleases rental income amounted to $114,459.

(ii)	Presented net of initial fees paid to McDonald’s Corporation for $1,456, $1,323 and $1,417 in 2019, 2018 and 2017, respectively.

(iii)
On January 1, 2018, the Company adopted ASC 606 “Revenue Recognition - Revenue from Contracts with Customers”. As such, initial franchise fees received are deferred over the term of the franchise agreement. See Note 3 Revenue Recognition, for details.

(iv)	Presented net of royalties fees paid to McDonald’s Corporation for $57,709, $57,733 and $64,806 in 2019, 2018 and 2017, respectively.

At December 31, 2019, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2020	$4,063	$59,424	$63,487
2021	3,220	54,161	57,381
2022	2,391	48,699	51,090
2023	2,154	41,998	44,152
2024	2,048	35,618	37,666
Thereafter	9,938	173,639	183,577
Total	$23,814	$413,539	$437,353